Subsequent Events (Details)																	1 Months Ended		3 Months Ended		12 Months Ended
		May 19, 2026 USD ($) shares	May 17, 2026 USD ($) $ / shares shares	May 05, 2026 USD ($) $ / shares	Apr. 27, 2026 USD ($) $ / shares shares	Apr. 10, 2026 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Feb. 26, 2026 USD ($) $ / shares shares	Feb. 24, 2026	Feb. 17, 2026 shares	Jan. 15, 2026 USD ($) $ / shares shares	Jan. 01, 2026 USD ($) shares	Nov. 28, 2025 USD ($)	Sep. 26, 2025	Aug. 28, 2025 $ / shares shares	Dec. 31, 2024 shares	Feb. 28, 2026 shares	Feb. 04, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jan. 12, 2026 $ / shares shares	Nov. 25, 2025 $ / shares	Jul. 30, 2025 shares	Nov. 13, 2024 $ / shares	Nov. 08, 2024 $ / shares
Subsequent Events [Line Items]
Stock price (in Dollars per share) | $ / shares							$ 3.65	$ 1											$ 3.65								$ 2.39
Consecutive days								10 days
Accrued interest amount cancelled																					$ 125,000	$ 44,000
Preferred stock (in Shares) | shares							38,215,119									4,930,531			38,215,119	4,930,531	19,025,767	4,930,531
Warrant to purchase shares (in Shares) | shares															250,000
Exercise price (in Dollars per share) | $ / shares															$ 4.4													$ 2
Issued for services																							$ 1,802,000
Obligation																					$ 16,000,000
Aggregate units								200
Gross proceeds													$ 172,500,000
Investments								$ 10,000,000
Preferred stock stated value (in Shares) | shares							400									0			400	0	0	0
Warrant exercisable share (in Shares) | shares																										50,000,000
Purchase price percentage									7.50%
Business days														10 years	10 years
Issuance of common stock (in Shares) | shares																	688,943		1,850,000
Convertible Value											$ 3,250,000,000
Bearing percentage											6.00%
Fixed price (in Dollars per share) | $ / shares											$ 2
Beneficially owned percentage											4.99%										4.99%
Forecast [Member]
Subsequent Events [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares			$ 0.443
Exchanged shares			$ 2,658,000
Ms. Fridman [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issued for services		$ 5,000,000
Share issued for services (in Shares) | shares		5,000
Mr. Nachum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issued for services		$ 5,000,000
Share issued for services (in Shares) | shares		5,000
Star Warrant [Member]
Subsequent Events [Line Items]
Warrant to purchase shares (in Shares) | shares																								12,017,648
Exercise price (in Dollars per share) | $ / shares																								$ 1.5
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares							$ 2.13												$ 2.13		$ 0.0125
Beneficial ownership percentage																			9.90%		9.90%
Warrant exercisable share (in Shares) | shares							1												1		1
Common Stock [Member]
Subsequent Events [Line Items]
Issued for services	[1]
Share issued for services (in Shares) | shares																							47,533
Issuance of common stock (in Shares) | shares																200,000	3,100,000	868,116		249,263
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant to purchase shares (in Shares) | shares								0.0001
Exercise price (in Dollars per share) | $ / shares							$ 0.01												$ 0.01
Subsequent Event [Member]
Subsequent Events [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 1				$ 1
Consecutive days				30 days				10 days
Non-refundable fee				$ 5,000,000
Exchange price per share (in Dollars per share) | $ / shares					$ 0.5124
Percentage of outstanding equity							100.00%												100.00%
Principal amount						$ 1,250,000,000
Short-term federal rate, maturing term						3 months
Termination, obligation							$ 16,000,000
Indebtedness							$ 16,000,000
Aggregate units								200
Gross proceeds								$ 10,000,000
Investments								$ 10,000,000
Convertible Value											$ 3,250,000,000
Bearing percentage											6.00%
Fixed price (in Dollars per share) | $ / shares											$ 2
Converted shares (in Shares) | shares										1,625,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares								$ 0.0001
Issuance of common stock (in Shares) | shares											1,850,000
Subsequent Event [Member] | Water IO’s [Member]
Subsequent Events [Line Items]
Equity interest						67.00%
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Filing days																			45 days
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Filing days									45 days
Registration Rights Agreement [Member]
Subsequent Events [Line Items]
Purchase price percentage							1.50%												1.50%
Registration Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price percentage									1.50%
Private Placement [Member]
Subsequent Events [Line Items]
Stock price (in Dollars per share) | $ / shares							$ 10												$ 10						$ 10
Gross proceeds percentage									3.50%
Private Placement [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares																					$ 15,957
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price								$ 50,000,000
Purchase price percentage									7.50%
Gross proceeds percentage									3.50%
Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate units								400
Purchase price								$ 20,000,000,000
Pre-Funded Warrant [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares																					$ 2.13
Pre-Funded Warrant [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Convertible shares (in Shares) | shares							23,474												23,474		23,474
Nimbus Drones Technologies and Marketing Ltd [Member]
Subsequent Events [Line Items]
Beneficial ownership percentage											100.00%
Nimbus Drones Technologies and Marketing Ltd [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Beneficial ownership percentage											100.00%
Exchange Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Accrued interest amount cancelled					$ 2,138,962,000
Preferred stock (in Shares) | shares					4,174,399
Water IO’s [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding equity						67.00%
VisionWave Holdings, Inc [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of ownership after transaction			9.96%
Shares issued price per share (in Dollars per share) | $ / shares			$ 5.59
VisionWave Holdings, Inc [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued for exchange (in Shares) | shares			475,492
VisionWave Holdings, Inc [Member] | Restricted Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued for exchange (in Shares) | shares			6,000,000
Mr. Shalom’s [Member]
Subsequent Events [Line Items]
Warrant to purchase shares (in Shares) | shares																								7,175,662
Zorro Net Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding equity						100.00%
BiomX’s [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding equity						16.57%
Principal amount						$ 1,300,000,000
Shares received (in Shares) | shares						1,300,000
Zorronet’s [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding equity						125.00%
Mr. Shalom [Member]
Subsequent Events [Line Items]
Shares received (in Shares) | shares												250,000
Bonus																					$ 250,000,000
Receive base salary												$ 60,000,000
Percentage of base salary												50.00%
Grants receivable												$ 175,000,000
Mr. Shalom [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares received (in Shares) | shares												250,000
Receive base salary												$ 60,000,000
Percentage of base salary												50.00%
Grants receivable												$ 175,000,000
Business days												30 days
Minimum [Member]
Subsequent Events [Line Items]
Market trading vallue								900,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Consecutive days				10 days
Market trading vallue								900,000,000
Maximum [Member]
Subsequent Events [Line Items]
Market trading vallue								900,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Market trading vallue								$ 900,000,000
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value (in Shares) | shares																					50,000
Redeemable price percentage																			105.00%		105.00%
Beneficial ownership percentage																			9.90%		9.90%
Preferred stock votes																			10,000		10,000
Liquidation preference							$ 50,000,000												$ 50,000,000		$ 50,000,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock (in Shares) | shares								1
Shares issued price per share (in Dollars per share) | $ / shares								$ 0.0001

[1]	Less than $1 thousand.